FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS
Schedule of carrying amount of financial assets and liabilities

	2022	2021
	£’000	£’000
Carrying amount of financial assets
Measured at amortised cost
- Mining equipment prepayments	4,958	47,426
- Trade and other receivables	—	13,194
- Cash and cash equivalents	16,662	11,803
Measured at fair value through profit or loss	344	403
Total carrying amount of financial assets	21,964	72,826

Carrying amount of financial liabilities
Measured at amortised cost
- Trade and other payables	8,310	10,259
- Short term loans	9,624	23,391
- Long term loans	21,492	3,391
- Issued debt - bonds	31,356	26,908
- Lease liabilities	452	377
Measured at fair value
- Fair value of contingent consideration	—	8,071
Total carrying amount of financial liabilities	71,234	72,397

Schedule of assets and liabilities that are measured at fair value

	Level 1	Level 2	Level 3	Total
Assets	£’000	£’000	£’000	£’000
Financial assets at fair value through profit or loss
- Equity holdings	21	—	73	94
- Digital assets	—	368	—	368
Total at 31 December 2022	21	368	73	462

Liabilities
Financial liabilities at fair value through profit or loss
- Deferred contingent consideration	—	—	—	—
Total at 31 December 2022	—	—	—	—

	Level 1	Level 2	Level 3	Total
Assets	£’000	£’000	£’000	£’000
Financial assets at fair value through profit or loss
- Equity holdings	329	—	73	402
- Digital assets	—	80,759	—	80,759
Total at 31 December 2021	329	80,759	73	81,161

Liabilities
Financial liabilities at fair value through profit or loss
- Deferred contingent consideration	—	—	8,071	8,071
Total at 31 December 2021	—	—	8,071	8,071